UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08928

HSBC INVESTOR PORTFOLIOS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Item 1.   Schedule of Investments.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares or
	Principal
	Amount ($)	Value ($)
Certificates of Deposit – 0.1%
Banking – 0.1%
First Tennessee Bank 2.95%,
12/17/09 (a)	100,000	99,535

TOTAL CERTIFICATES OF DEPOSIT
(COST $93,915)		99,535

U.S. Government and Government Agency
Obligations – 45.9%
Federal Home Loan Mortgage Corp. – 12.2%
5.13%, 11/17/17	3,100,000	3,213,010
Pool #C00368, 8.50%, 10/1/24	24,524	27,054
Pool #D62926, 6.50%, 8/1/25	19,201	19,939
Pool #C80387, 6.50%, 4/1/26	24,109	25,031
Pool #C00922, 8.00%, 2/1/30	148,439	160,427
Pool #C54447, 7.00%, 7/1/31	32,387	34,107
Pool #G01317, 7.00%, 10/1/31	119,404	125,743
Pool #C60712, 6.50%, 11/1/31	520,651	538,928
Pool #847557, 6.04%, 7/1/34(a)(c)	633,387	640,592
Pool #1B2655, 6.19%, 12/1/34(a) (c)	535,453	541,725
Pool #1J1313, 6.38%, 6/1/36(a)	1,224,819	1,248,260
Pool #G02981, 6.00%, 6/1/37	1,052,289	1,058,833
TBA August:
5.00%, 8/15/22	3,865,000	3,788,906
5.50%, 8/15/22	960,000	961,499

		12,384,054

Federal National Mortgage Association – 25.2%
Pool #398958, 6.50%, 10/1/12	40,747	42,307
Pool #329655, 7.00%, 11/1/25	37,470	39,681
Pool #329530, 7.00%, 12/1/25	79,613	84,312
Pool #535332, 8.50%, 4/1/30	35,324	38,781
Pool #548965, 8.50%, 7/1/30	38,589	42,376
Pool #535440, 8.50%, 8/1/30	39,592	43,478
Pool #253438, 8.50%, 9/1/30	32,880	36,107
Pool #568486, 7.00%, 1/1/31	38,310	40,378
Pool #573752, 8.50%, 2/1/31	29,475	32,367
Pool #575328, 6.50%, 4/1/31	48,520	50,208
Pool #356905, 7.14%, 10/1/36(a)	149,128	150,503
Pool #922090, 5.84%, 3/1/37(a)	1,681,757	1,707,700
Pool #256723, 6.50%, 5/1/37	1,021,324	1,049,938
TBA August:
5.00%, 8/1/33	3,100,000	2,943,062
5.50%, 8/15/37	14,800,000	14,480,882
6.00%, 8/15/36	4,800,000	4,821,000

		25,603,080

Government National Mortgage Association – 5.1%
Pool #346406, 7.50%, 2/15/23	42,252	45,402
Pool #412530, 7.50%, 12/15/25	69,677	74,944
Pool #781300, 7.00%, 6/15/31	116,917	124,841
TBA August:
5.00%, 8/1/34	2,800,000	2,703,750
5.50%, 8/15/36	610,000	604,472
6.00%, 8/15/36	1,680,000	1,697,850

		5,251,259

U.S. Treasury Bonds – 1.8%
5.00%, 5/15/37	1,685,000	1,790,181

U.S. Treasury Notes – 1.6%
2.63%, 5/31/10	207,000	207,615
4.25%, 11/15/17	290,000	296,502
3.50%, 2/15/18	275,000	264,967
3.88%, 5/15/18	835,000	827,824
		1,596,908

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $46,697,920)		46,625,482

Corporate Obligations – 39.9%
Agricultural Chemicals – 0.6%
Cargill, Inc. 5.60%, 9/15/12(d)	600,000	602,798

Banking – 0.7%
American Express Centurion Bank
5.95%, 6/12/17	700,000	660,247

Building & Construction Products – 1.1%
Martin Marietta Materials, Inc.
2.95%, 4/30/10 (a)(c)	600,000	583,372
Masco Corp. 3.09%, 3/12/10 (a)(c)	550,000	507,472

		1,090,844

Cable Television – 0.6%
Time Warner Cable, Inc. 7.30%, 7/1/38	625,000	624,862

Chemicals – 0.1%
Chemtura Corp. 6.88%, 6/1/16	175,000	147,875

Consumer Products – 0.9%
Clorox Co. (The) 5.45%, 10/15/12	900,000	903,264

Electric – 6.3%
Commonwealth Edison Co. 6.45%, 1/15/38	700,000	671,019
Dominion Resources, Inc. 6.40%, 6/15/18	250,000	253,974
Duke Energy Corp. 5.65%, 6/15/13	450,000	453,326
Florida Power Corp. 5.65%, 6/15/18	550,000	555,714
MidAmerican Energy Co. 5.95%, 7/15/17	2,900,000	2,943,845
Progress Energy, Inc. 3.08%,
11/14/08, Callable 8/14/08 @ 100 (a)(c)	1,000,000	999,782
Puget Sound Energy, Inc. 6.97%,
6/1/67, Callable 6/1/17 @ 100	600,000	521,250

		6,398,910

Finance – 9.3%
American Honda Finance Corp.
4.63%, 4/2/13, MTN (b)(d)	250,000	240,830
Bear Stearns Co., Inc.:
4.50%, 10/28/10	600,000	592,417
Series B, 6.95%, 8/10/12, MTN	950,000	979,264
Countrywide Home Loans, Series L,
4.00%, 3/22/11, MTN	1,150,000	1,069,514
Covidien International Finance SA
5.45%, 10/15/12	550,000	547,453
Duane Street CLO, Series 2007-4A,
Class C, 3.68%, 11/14/21 (a)(b)(d)	850,000	534,990
Ford Motor Credit Co., LLC:
9.75%, 9/15/10	1,550,000	1,338,244
7.25%, 10/25/11	150,000	113,396
Lehman Brothers Holdings, Series I,
6.88%, 5/2/18, MTN	500,000	469,391
MetLife Global Funding I 5.13%,
4/10/13 (b)(d)	350,000	345,110
Morgan Stanley, Series F, 6.00%,
4/28/15, MTN	565,000	530,583
Pacific Life Global Funding 5.15%,
4/15/13 (b)(d)	250,000	248,036
Preferred Term Securities Ltd.
8.79%, 9/15/30, Callable 9/15/10
@ 104.395 (b)(d)	778,066	787,792
Wells Fargo Financial 5.50%, 8/1/12	850,000	859,964

XTRA Finance Corp. 5.15%, 4/1/17	750,000	739,830

		9,396,814

Forestry/Paper – 0.2%
Georgia-Pacific Corp. 7.70%, 6/15/15	250,000	232,500

Gaming – 0.1%
MGM MIRAGE, Inc. 6.75%, 4/1/13	175,000	146,125

Health Services – 0.2%
Community Health Systems, Inc.
8.88%, 7/15/15, Callable 7/15/11
@ 104.44	175,000	176,313
Hospitals – 0.6%
HCA, Inc. 5.75%, 3/15/14	750,000	624,375

Insurance – 1.5%
New York Life Global Funding
4.65%, 5/9/13 (b)(d)	1,500,000	1,486,681

Media – 2.0%
AOL Time Warner, Inc.:
6.88%, 5/1/12	600,000	612,794
7.70%, 5/1/32	550,000	549,543
News America Holdings 7.90%, 12/1/95	500,000	527,243
Vivendi 5.75%, 4/4/13 (b)(d)	350,000	341,973

		2,031,553

Media - Cable – 1.0%
Cablevision Systems Corp., Series B,
8.00%, 4/15/12	175,000	167,563
Time Warner Entertainment Co.
8.38%, 3/15/23	800,000	853,600
		1,021,163

Medical – 1.3%
AstraZeneca PLC 5.90%, 9/15/17	1,000,000	1,028,224
Glaxosmithkline Capital, Inc. 4.85%, 5/15/13	300,000	299,977

		1,328,201

Office Equipment & Services – 0.5%
Xerox Corp. 3.56%, 12/18/09 (a)(c)	550,000	546,764

Oil & Gas – 0.2%
Pioneer Natural Resources Co.
5.88%, 7/15/16	175,000	156,933

Pipelines – 0.6%
Dynegy Holdings, Inc. 7.75%, 6/1/19	175,000	161,000
Transcontinental Gas Pipeline Corp.
6.05%, 6/15/18 (b)(d)	450,000	441,562

		602,562

Retail – 2.2%
Kohl's Corp. 6.25%, 12/15/17	550,000	524,495
Kroger Co. (The) 5.00%, 4/15/13	250,000	245,673
Wal-Mart Stores, Inc. 6.50%, 8/15/37	1,500,000	1,507,780

		2,277,948

Support - Services – 0.3%
Aramark Services, Inc. 8.50%,
2/1/15, Callable 2/1/11 @104.25	175,000	174,344
Iron Mountain, Inc. 8.00%, 6/15/20,
Callable 6/15/13 @ 104	175,000	170,187

		344,531

Telecom - Integrated/Services – 0.2%
Qwest Corp. 7.63%, 6/15/15	175,000	159,688

Telecommunications – 3.8%
AT&T, Inc. 5.50%, 2/1/18	750,000	732,096
BellSouth Telecommunications
7.00%, 12/1/95	700,000	648,467
GTE Corp. 6.84%, 4/15/18	750,000	755,651
Sprint Nextel Corp. 6.00%, 12/1/16	1,110,000	935,175
Verizon Communications, Inc.
6.10%, 4/15/18	750,000	748,237

		3,819,626

Transportation – 5.6%
American Airlines, Inc.:
Series 2001-2, Class A1, 6.98%, 4/1/11	525,512	496,608
Series 2001-2, Class A2, 7.86%, 10/1/11	1,250,000	1,150,000
Burlington North Santa Fe:
5.65%, 5/1/17	600,000	582,644
7.57%, 1/2/21	277,493	297,211
Continental Airlines, Inc. 5.98%, 4/19/22	750,000	603,750
Norfolk Southern Corp. 5.75%, 4/1/18	250,000	244,257
Union Pacific Corp.:
5.75%, 11/15/17	1,200,000	1,165,492
6.85%, 1/2/19	1,104,592	1,174,225

		5,714,187

TOTAL CORPORATE OBLIGATIONS
(COST $41,086,244)		40,494,764

Asset Backed Securities – 21.9%
Arizona Educational Loan Marketing
Corp. Educational Loan Revenue
2.97%, 1/25/10 (a)(c)	1,133,965	1,132,604
Asset Backed Funding Certificates,
Series 2003-AHL1, Class A1,
3.68%, 3/25/33	738,743	598,086
Cairn Mezzanine plc, Series 2007-
3A, Class B1, 3.59%, 8/13/47 (d)(h)	905,000	0
Capital Auto Receivables Asset Trust:
Series 2006-SN1A, Class A3,
5.31%, 10/20/09(a)(c)(d)	1,041,976	1,043,433
Series 2005-1, Class A5, 2.56%,
1/15/10(a)(c)	923,398	923,347
Series 2007-SN1, Class A3B,
2.52%, 7/15/10(a)(c)	860,000	856,822
Series 2007-SN1, Class A3A,
5.47%, 7/15/10(c)	740,000	750,406
Carmax Auto Owner Trust, Series
2008-2, Class A2B, 3.43%, 9/15/11 (a)(c)	1,400,000	1,400,029
Countrywide Asset-Backed Certificates:
Series 2006-S2, Class A5, 5.75%, 7/25/27(a)	1,023,000	473,491
Series 2006-S4, Class A3, 5.80%, 7/25/34	1,060,000	488,715
Daimler Chrysler Auto Trust, Series
2005-A, Class A4, 3.74%, 2/8/10	316,578	316,623
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2, 5.26%,
4/25/37 (b)(d)	1,200,000	1,023,528
GE Business Loan Trust, Series
2006-2A, Class A, 2.64%, 11/15/34 (a)(b)(c)(d)	1,396,582	1,242,249
GE Equipment Small Ticket LLC,
Series 2005-2A, Class A3, 4.88%,
10/22/09 (c)(d)	391,860	391,125
GMAC Mortgage Corp., Loan Trust,
Series 2006-HE3, Class A3, 5.81%, 10/25/36	900,000	463,906
Hyundai Auto Receivables Trust,
Series 2008-A, Class A2, 4.16%, 5/16/11(c)	1,020,000	1,026,440
IOWA Student Loan Liquidity Corp.,
Series 2005-1, Class A1, 2.83%, 6/25/14 (a)(c)	576,408	575,535
MBNA Credit Card Master Note
Trust, Series 2005-A7, Class A7,
4.30%, 2/15/11(c)	930,000	931,669
National Collegiate Student Loan
Trust, Series 2006-3, Class A1,
2.49%, 9/25/19 (a)(c)	997,008	969,214
Nissan Auto Receivables Owner
Trust, Series 2006-B, Class A3,
5.16%, 2/15/10 (c)	738,262	742,727
Preferred Term Securities XXII Ltd.
3.12%, 9/22/36, Callable 6/22/11
@ 100 (a)(b)(c)(d)	1,083,822	925,584
Residential Funding Mortgage
Securities, Series 2006-HSA1,
Class A5, 5.31%, 2/25/36	490,000	232,730

SLM Student Loan Trust:
Series 2006-7, Class A2, 2.79%,
10/25/16(a)(c)	1,420,069	1,416,737
Series 2006-9, Class A2, 2.80%,
4/25/17(a)(c)	295,242	294,061
Series 2006-B, Class A1, 2.79%,
9/15/20(a)(c)	1,144,875	1,120,656
Series 2005-4, Class A2, 2.88%,
4/26/21(a)(c)	490,000	483,500
Series 2005-9, Class A4, 2.90%,
1/25/23(a)(c)	1,360,000	1,345,850
South Carolina Student Loan Corp.,
Series 2008-1, Class A1, 3.21%,
9/2/14 (a)(c)	984,000	984,000

TOTAL ASSET BACKED SECURITIES
(COST $24,197,308)		22,153,067

Collateralized Mortgage Obligations – 5.0%
Banc of America Mortgage
Securities, Series 2005-D, Class
2A4, 4.79%, 5/25/35 (a)	1,053,257	1,027,878
Deutsche Mortgage Securities, Inc.,
Series 2006-WF1, Class 1A1,
5.09%, 6/26/35 (a)(b)(d)	897,825	892,792
Fannie Mae IO:
Series 270, Class 2, 8.50%, 9/1/23(b)	39,271	8,769
Series 296, Class 2, 8.00%, 4/1/24(b)	47,122	10,185
Series 2000-16, Class PS, 6.14%, 10/25/29(a)(b)	26,492	697
Series 306, Class IO, 8.00%, 5/1/30(b)	54,589	14,493
Series 2001-4, Class SA, 5.09%, 2/17/31(a)(b)	188,146	19,362
FHA Weyerhauser 7.43%, 1/1/24 (e)(f)	26,392	26,392
Freddie Mac:
Series 2988, Class AF, 2.76%,
6/15/35(a)(c)	1,009,444	968,738
Series 3212, Class BK, 5.40%, 9/15/36	900,000	849,599
Freddie Mac IO:
Series 1534, Class K, 4.90%, 6/15/23(a)(b)	124,858	11,387
Series 2141, Class SD, 5.69%, 4/15/29(a)(b)	104,077	12,533
Series 2247, Class SC, 5.04%, 8/15/30(a)(b)	52,413	4,217
Government National Mortgage Association IO:
Series 1999-30, Class SA, 5.54%, 4/16/29(a)(b)	64,709	5,041
Series 1999-30, Class S, 6.14%, 8/16/29(a)(b)	46,225	5,217
Residential Asset Securitization
Trust, Series 2003-A15, Class
1A2, 2.91%, 2/25/34 (a)(c)	1,371,567	1,223,201

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $5,266,277)		5,080,501

Commercial Mortgage Backed Securities – 10.5%
Citigroup Commercial Mortgage
Trust, Series 2006-C5, Class A2,
5.38%, 10/15/49	1,100,000	1,082,572
Citigroup/Deutsche Bank
Commercial Mortgage Trust, Series
2007-CD4, Class A2B, 5.21%, 12/11/49	1,300,000	1,258,516
Commercial Mortgage Pass - Through Certificate:
Series 2006-FL12, Class A2,
2.56%, 12/15/20(a)(c)(d)	1,492,033	1,412,677
Series 2005-LP5, Class AJ,
5.05%, 5/10/43	1,550,000	1,338,211
CWCapital Cobalt, Series 2006-C1,
Class A2, 5.17%, 8/15/48	1,232,000	1,204,415
DLJ Mortgage Acceptance Corp., IO,
Series 1997-CF1, Class S, 1.18%,
5/15/30 (a)(b)(d)(e)	18,532	0
Greenwich Capital Commercial
Funding Corp, Series 2006-GG7,
Class A2, 5.91%, 7/10/38 (a)	640,000	642,606
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class A4, 5.91%, 7/10/38 (a)	1,040,000	1,007,170
GS Mortgage Securities Corp., IO,
Series 1997-GL, Class X2, 0.29%,
7/13/30 (a)(b)(e)	35,896	465
LB-UBS Commercial Mortgage
Trust, Series 2006-C6, Class A2,
5.35%, 9/15/39	480,000	472,589
Morgan Stanley Capital I, Series
2007-IQ14, Class A2, 5.61%, 4/15/49	1,380,000	1,345,837
Washington Mutual Commercial
Mortgage Securities Trust, Series
2006-SL1, Class A, 5.30%,
11/23/43 (a)(d)	968,431	828,318

TOTAL COMMERCIAL MORTGAGE
BACKED SECURITIES
(COST $11,128,024)		10,593,376

Foreign Bonds – 0.7%
United Kingdom – 0.7%
Barclays Bank plc 5.93%, 12/31/49 (d)	850,000	671,862

TOTAL FOREIGN BONDS
(COST $862,304)		671,862

Municipal Bonds – 1.5%
Chicago Transit Authority Sales
&Transfer Tax Receipts Revenue
6.90%, 12/1/40	800,000	811,896
Connecticut State, GO 5.00%, 4/15/18	650,000	706,673

TOTAL MUNICIPAL BONDS
(COST $2,635,389)		1,518,569

Investment Company – 5.9%
Northern Institutional Diversified
Assets Portfolio, Shares class, 2.01% (c)(g)	5,930,191	5,930,191

TOTAL INVESTMENT COMPANY
(COST $5,930,191)		5,930,191

TOTAL INVESTMENTS
(COST $137,897,572) — 131.4%		133,167,347

Percentages indicated are based on net assets of $101,314,168.

(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31,
2008. The maturity dates presented reflect the final maturity dates.
However, some of these securities may contain put or demand
features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid
(slow) rate of principal repayments may have an adverse (positive)
effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on July 31, 2008. The principal amount shown is the notional amount of the underlying mortgages.

(c)	Security held as collateral for to be announced securities and futures contracts.

(d)	Security exempt from registration under Rule 144a of the
Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment
Adviser based on procedures approved by the Board of Trustees.

(e)	Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using
Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of total net assets.

(f)	Security was fair valued as of July 31, 2008. Represents 0.03% of net assets.

(g)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

(h)	Non-income producing, Defaulted Bond.

FHA	Federal Housing Administration

GO	General Obligation

IO	Interest-Only security. Represents 0.09% of net assets.

LLC	Limited Liability Co.

MTN	Medium Term Note

PLC	Public Limited Co.

TBA	Security was traded on a "to be announced" basis. Represents
31.59% of net assets.

See notes to schedules of portfolio investments.

HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stock – 0.0%
Consumer Discretionary – 0.0%
Tembec, Inc.*	937	3,212

TOTAL COMMON STOCK
(COST $18,548)		3,212

Corporate Obligations – 97.0%
Aerospace & Defense – 3.1%
BE Aerospace, Inc. 8.50%, 7/1/18,
Callable 7/1/13 @ 104.25	25,000	25,812
Bombardier, Inc. 8.00%, 11/15/14,
Callable 11/15/10 @ 104.00 (a)	25,000	25,500
DRS Technologies, Inc. 7.63%,
2/1/18, Callable 2/1/11 @ 103.81	100,000	104,000
Hawker Beechcraft Acquisition Co.:
9.75%, 4/1/17, Callable 4/1/12 @ 104.88	25,000	24,688
8.50%, 4/1/15, Callable 4/1/11 @ 104.25	50,000	50,000
L-3 Communications Holdings, Inc.
5.88%, 1/15/15, Callable 1/15/10 @ 102.94	100,000	92,750
Sequa Corp. 11.75%, 12/1/15,
Callable 12/1/11 @ 105.88 (a)	50,000	43,500
TransDigm Group, Inc. 7.75%,
7/15/14, Callable 7/15/09 @ 105.81	50,000	48,750
		415,000
Airlines – 0.4%
DAE Aviation Holdings, Inc.
11.25%, 8/1/15, Callable 8/1/11 @ 105.62 (a)	50,000	48,750
Apparel/Textiles – 1.6%
AGY Holding Corp. 11.00%,
11/15/14, Callable 11/15/10 @ 105.50 (a)	50,000	44,750
Levi Strauss & Co. 8.88%, 4/1/16,
Callable 4/1/11 @ 104.44	50,000	45,000
Quiksilver, Inc. 6.88%, 4/15/15,
Callable 4/15/10 @ 103.44	150,000	117,750
		207,500
Auto Loans – 3.2%
Ford Motor Credit Co.:
7.38%, 2/1/11	50,000	40,303
7.38%, 10/28/09	250,000	227,716
General Motors Acceptance Corp.
6.88%, 8/28/12	250,000	156,900
		424,919
Auto Parts & Equipment – 1.9%
Altra Industrial Motion, Inc. 9.00%,
12/1/11, Callable 12/1/08 @ 104.50	50,000	50,500
Cooper Tire & Rubber Co. 8.00%, 12/15/19	50,000	40,500
Cooper-Standard Automotive, Inc.
8.38%, 12/15/14, Callable 12/15/09 @ 104.19	50,000	35,500
MSX International 12.50%, 4/1/12,
Callable 4/1/09 @ 110.00 (a)	25,000	17,000
The Goodyear Tire & Rubber Co.
8.63%, 12/1/11, Callable 12/1/09 @ 104.31	17,000	17,213
TRW Automotive, Inc. 7.25%, 3/15/17 (a)	50,000	43,000
UCI Holdco, Inc. 10.28%, 12/15/13,
Callable 9/15/08 @ 100.00 (b)	59,681	47,446
		251,159
Automotive – 0.9%
General Motors Corp.:
7.13%, 7/15/13	175,000	99,750
7.70%, 4/15/16	50,000	25,750
		125,500
Beverages – 0.7%
Beverages & More, Inc. 9.25%,
3/1/12, Callable 9/1/09 @ 104.63(a)	50,000	48,750
Constellation Brands, Inc. 8.38%, 12/15/14	50,000	51,125
		99,875
Building Materials – 3.0%
Belden, Inc. 7.00%, 3/15/17, Callable
3/15/12 @ 103.50	50,000	47,375
Coleman Cable, Inc. 9.88%, 10/1/12,
Callable 10/1/08 @ 104.94	50,000	45,875
General Cable Technologies Corp.
7.13%, 4/1/17, Callable 4/1/12 @ 103.56	50,000	47,250
Gibraltar Industries, Inc. 8.00%,
12/1/15, Callable 12/1/10 @ 104.00	150,000	124,500
Interline Brands, Inc. 8.13%, 6/15/14,
Callable 6/15/10 @ 104.06	50,000	47,750
Maax Corp. 9.75%, 6/15/12, Callable
6/15/09 @ 102.44 (c)	50,000	1,250
Ply Gem Industries, Inc. 11.75%,
6/15/13, Callable 4/1/11 @ 105.88 (a)	50,000	44,750
U.S. Concrete, Inc. 8.38%, 4/1/14,
Callable 4/1/09 @ 104.19	50,000	41,500
		400,250
Chemicals – 3.8%
Airgas, Inc. 7.13%, 10/1/18, Callable
10/1/13 @ 103.56 (a)	50,000	50,250
Chemtura Corp. 6.88%, 6/1/16	25,000	21,125
Georgia Gulf Corp. 9.50%, 10/15/14,
Callable 10/15/10 @ 104.75	75,000	56,625
Huntsman International LLC 7.88%,
11/15/14, Callable 11/15/10 @ 103.94	35,000	32,812
Innophos, Inc. 8.88%, 8/15/14,
Callable 8/16/09 @ 104.44	50,000	50,000
Koppers Holdings, Inc. 9.88%,
11/15/14, Callable 11/15/09 @ 104.94	25,000	22,500
LyondellBasell Industries AF 8.38%,
8/15/15, Callable 8/15/10 @ 104.19 (a)	75,000	46,125
Momentive Performance Materials,
Inc. 9.75%, 12/1/14, Callable
12/1/10 @ 104.88	50,000	44,250
Mosaic Co. 7.63%, 12/1/16, Callable
12/1/11 @ 103.81 (a)	25,000	26,250
Nalco Finance Holdings, Inc. 9.00%,
2/1/14, Callable 2/1/09 @ 104.50	75,000	67,500
Nova Chemicals Corp. 6.50%, 1/15/12	50,000	45,500

Terra Capital, Inc. 7.00%, 2/1/17,
Callable 2/1/12 @ 103.50	50,000	49,375
		512,312
Computer Hardware – 0.3%
Activant Solutions, Inc. 9.50%,
5/1/16, Callable 5/1/11 @ 104.75	50,000	38,000
Consumer Products – 2.4%
Central Garden & Pet Co. 9.13%,
2/1/13, Callable 9/15/08 @ 104.56	50,000	41,000
Chattem, Inc. 7.00%, 3/1/14, Callable
3/1/09 @ 103.50	50,000	48,875
Jarden Corp. 7.50%, 5/1/17, Callable
5/1/12 @ 103.75	25,000	21,750
JohnsonDiversey, Inc. 9.63%,
5/15/12, Callable 9/15/08 @ 103.21	100,000	101,750
MCBC Holdings, Inc. 9.09%,
10/15/14, Callable 10/15/09 @
103.00 (a)(b)	25,000	20,000
Spectrum Brands, Inc. 7.38%, 2/1/15,
Callable 2/1/10 @ 103.69	75,000	44,625
True Temper Sports, Inc. 8.38%,
9/15/11, Callable 9/15/08 @ 104.19	50,000	31,000
		309,000
Diversified Capital Goods – 1.8%
Greenbrier Cos., Inc. 8.38%, 5/15/15,
Callable 5/15/10 @ 104.19	50,000	45,313
Mueller Water Products, Inc. 7.38%,
6/1/17, Callable 6/1/12 @ 103.69	50,000	41,000
Sensata Technologies 8.00%, 5/1/14,
Callable 5/1/10 @ 104.00	50,000	42,500
TriMas Corp. 9.88%, 6/15/12,
Callable 9/15/08 @ 103.29	77,000	67,952
Trinity Industries, Inc. 6.50%,
3/15/14, Callable 3/15/09 @ 103.25	50,000	47,875
		244,640
Electric - Generation – 5.3%
AES Corp.:
7.75%, 3/1/14	60,000	59,550
7.75%, 10/15/15	50,000	49,375
Dynegy Holdings, Inc. 8.38%, 5/1/16	150,000	148,875
Edison Mission Energy:
7.00%, 5/15/17	25,000	23,625
7.20%, 5/15/19	50,000	47,000
Energy Future Holdings 10.88%,
11/1/17, Callable 11/1/12 @ 105.44 (a)	225,000	231,750
Mirant North America LLC 7.38%,
12/31/13, Callable 12/31/09 @ 103.69	50,000	50,000
NRG Energy, Inc. 7.38%, 2/1/16,
Callable 2/1/11 @ 103.69	50,000	48,500
Reliant Energy, Inc. 7.63%, 6/15/14	50,000	48,250
		706,925
Electric - Integrated – 0.7%
CMS Energy Corp. 6.88%, 12/15/15	100,000	99,104
Electronics – 0.3%
Freescale Semiconductor, Inc.
10.13%, 12/15/16, Callable
12/15/11 @ 105.06	50,000	39,250
Energy - Exploration & Production – 6.2%
Chaparral Energy, Inc. 8.50%,
12/1/15, Callable 12/1/10 @ 104.25	100,000	86,250
Chesapeake Energy Corp. 6.88%,
1/15/16, Callable 1/15/09 @ 103.44	100,000	96,125
Cimarex Energy Co. 7.13%, 5/1/17,
Callable 5/1/12 @ 103.56	75,000	73,875
Clayton Williams Energy, Inc.
7.75%, 8/1/13, Callable 8/1/09 @ 103.88	100,000	94,500
Compton Petroleum Finance Corp.
7.63%, 12/1/13, Callable 12/1/09 @ 103.81	100,000	97,500
Energy Partners Ltd. 9.75%, 4/15/14,
Callable 4/15/11 @ 104.88	50,000	46,000
Forest Oil Corp. 7.25%, 6/15/19,
Callable 6/15/12 @ 103.63	50,000	47,000
Linn Energy LLC 9.88%, 7/1/18,
Callable 7/1/13 @ 104.94 (a)	50,000	49,125
Newfield Exploration Co. 6.63%,
9/1/14, Callable 9/1/09 @ 103.31	100,000	94,500
Opti Canada, Inc. 7.88%, 12/15/14,
Callable 12/15/10 @ 104.13	50,000	49,625
Plains Exploration & Production Co.
7.75%, 6/15/15, Callable 6/15/11 @ 103.88	50,000	49,125
Swift Energy Co. 7.63%, 7/15/11,
Callable 9/22/08 @ 103.81	50,000	49,750
		833,375
Environmental – 1.5%
Allied Waste North America, Inc.
7.38%, 4/15/14, Callable 4/15/09 @ 103.69	100,000	99,750
Waste Services, Inc. 9.50%, 4/15/14,
Callable 4/15/09 @ 104.75	50,000	50,250
WCA Waste Corp. 9.25%, 6/15/14,
Callable 6/15/10 @ 104.63	50,000	49,500
		199,500
Food & Drug Retailers – 0.4%
Stater Bros. Holdings, Inc. 7.75%,
4/15/15, Callable 4/15/11 @ 103.88	50,000	47,750
Food - Wholesale – 0.3%
Smithfield Foods, Inc. 7.75%, 7/1/17	50,000	42,750
Forestry/Paper – 3.1%
Catalyst Paper Corp., Series D,
8.63%, 6/15/11, Callable 9/15/08 @ 101.44	50,000	41,000
Cellu Tissue Holdings, Inc. 9.75%,
3/15/10, Callable 9/15/08 @ 103.66	50,000	46,000
Georgia-Pacific Corp. 7.70%, 6/15/15	50,000	46,500
NewPage Corp. 10.00%, 5/1/12,
Callable 5/1/09 @ 106.00	25,000	23,937
Norampac, Inc. 6.75%, 6/1/13,
Callable 9/15/08 @ 103.38	100,000	84,000
Stone Container Finance Co. of
Canada 7.38%, 7/15/14, Callable
7/15/09 @ 103.69	150,000	121,875
Verso Paper Holdings LLC, Series B,
9.13%, 8/1/14, Callable 8/1/10 @ 104.56	50,000	44,750
		408,062
Gaming – 8.8%
Buffalo Thunder Development
Authority 9.38%, 12/15/14,
Callable 12/15/10 @ 104.69 (a)	25,000	14,500
CCM Merger, Inc. 8.00%, 8/1/13,
Callable 8/1/09 @ 104.00 (a)	100,000	81,250
Choctaw Resort Development
Entertainment 7.25%, 11/15/19,
Callable 11/15/11 @ 103.63 (a)	46,000	36,570
Chukchansi Economic Development
Authority 8.00%, 11/15/13,
Callable 11/15/09 @ 104.00 (a)	25,000	20,500

Fontainebleau Las Vegas 10.25%,
6/15/15, Callable 6/15/11 @ 105.13 (a)	100,000	53,000
Great Canadian Gaming Co. 7.25%,
2/15/15, Callable 2/15/11 @ 103.63 (a)	50,000	47,750
Greektown Holdings, Inc. 10.75%,
12/1/13, Callable 12/1/10 @ 105.38 (a)(c)	125,000	90,000
Herbst Gaming, Inc. 7.00%,
11/15/14, Callable 11/15/09 @ 103.50 (c)	50,000	5,000
Indianapolis Downs LLC 11.00%,
11/1/12, Callable 11/1/10 @ 105.50	25,000	20,250
Inn of the Mountain Gods 12.00%,
11/15/10, Callable 10/10/08 @ 106.00	50,000	36,500
Isle of Capri Casinos, Inc. 7.00%,
3/1/14, Callable 3/1/09 @ 103.50	150,000	104,250
Mashantucket Pequot Tribal Nation,
Series A, 8.50%, 11/15/15, Callable
11/15/11 @ 104.25 (a)	50,000	38,500
MGM MIRAGE, Inc. 6.75%, 4/1/13	100,000	83,500
Mohegan Tribal Gaming 7.13%,
8/15/14, Callable 8/15/09 @ 103.56	50,000	36,250
MTR Gaming Group, Inc. 9.00%,
6/1/12, Callable 6/1/09 @ 104.50	100,000	81,250
Pokagon Gaming Authority 10.38%,
6/15/14, Callable 6/15/10 @ 105.19 (a)	69,000	71,070
San Pasqual Casino 8.00%, 9/15/13,
Callable 9/15/09 @ 104.00 (a)	25,000	22,750
Scientific Games Corp. 6.25%,
12/15/12, Callable 12/15/08 @ 103.13	50,000	46,875
Seminole Hard Rock Entertainment
5.28%, 3/15/14, Callable 3/15/09
@ 102.00 (a)(b)	50,000	40,500
Seneca Gaming Corp. 7.25%, 5/1/12,
Callable 10/10/08 @ 103.63	50,000	45,625
Shingle Springs 9.38%, 6/15/15,
Callable 6/15/11@ 104.69 (a)	50,000	40,500
Snoqualmie Entertainment Authority
6.94%, 2/1/14, Callable 2/1/09 @
103.00 (a)(b)	25,000	18,250
Turning Stone Resort Casino 9.13%,
9/15/14, Callable 9/15/10 @ 104.56 (a)	75,000	71,250
Waterford Gaming LLC 8.63%, 9/15/14 (a)	23,000	21,620
Wynn Las Vegas LLC 6.63%,
12/1/14, Callable 12/1/09 @ 103.31	50,000	45,250
		1,172,760
Gas Distribution – 5.6%
Atlas Pipeline Partners LP 8.13%,
12/15/15, Callable 12/15/10 @ 104.06	50,000	48,875
Colorado Interstate Gas Co. 6.80%, 11/15/15	150,000	153,157
Copano Energy LLC 8.13%, 3/1/16,
Callable 3/1/11 @ 104.06	50,000	48,750
El Paso Corp. 7.00%, 6/15/17	100,000	100,112
Ferrellgas Partners LP 6.75%, 5/1/14,
Callable 5/1/09 @ 103.38	50,000	42,500
Inergy LP/Inergy Finance 8.25%,
3/1/16, Callable 3/1/11 @ 104.13	100,000	96,250
Regency Energy Partners LP 8.38%,
12/15/13, Callable 12/15/10 @ 104.19	17,000	17,340
Southern Star Central Corp., Inc.
6.75%, 3/1/16, Callable 3/1/11 @ 103.38	50,000	47,000
Suburban Propane Partners LP
6.88%, 12/15/13, Callable 12/15/08 @ 103.44	50,000	46,125
Williams Cos., Inc. 6.38%, 10/1/10 (a)	100,000	102,500
Williams Partners LP 7.25%, 2/1/17	50,000	49,875
		752,484
Health Services – 2.9%
Advanced Medical Optics 7.50%,
5/1/17, Callable 5/1/12 @ 103.75	50,000	45,000
Carriage Services, Inc. 7.88%,
1/15/15, Callable 1/15/10 @ 103.94	50,000	47,625
Community Health Systems, Inc.
8.88%, 7/15/15, Callable 7/15/11 @ 104.44	50,000	50,375
HCA, Inc. 9.25%, 11/15/16, Callable
11/15/11 @ 104.63	25,000	25,750
MultiPlan, Inc. 10.38%, 4/15/16,
Callable 4/15/11 @ 105.19 (a)	100,000	98,000
Omnicare, Inc. 6.75%, 12/15/13,
Callable 12/15/09 @ 103.38	100,000	93,000
ReAble Therapeutics Finance LLC
10.88%, 11/15/14, Callable
11/15/11 @ 105.44 (a)	25,000	25,000
		384,750
Hotels & Lodging – 0.3%
Gaylord Entertainment Co. 8.00%,
11/15/13, Callable 11/15/08 @ 104.00	50,000	46,500
Household & Leisure Products – 0.3%
Sealy Mattress Co. 8.25%, 6/15/14,
Callable 6/15/09 @ 104.13	50,000	41,500
Integrated Energy – 0.6%
Aventine Renewable Energy, Inc.
10.00%, 4/1/17, Callable 4/1/12 @ 105.00	50,000	32,000
Verasun Energy Corp. 9.88%,
12/15/12, Callable 12/15/09 @ 104.94	50,000	42,500
		74,500
Investments & Miscellaneous Financial Services – 0.3%
Nuveen Investments, Inc. 10.50%,
11/15/15, Callable 11/15/11 @ 105.25 (a)	50,000	45,000
Machinery – 0.9%
Baldor Electic Co. 8.63%, 2/15/17,
Callable 2/15/12 @ 104.31	50,000	50,125
Case New Holland, Inc. 7.13%,
3/1/14, Callable 3/1/10 @ 103.56	50,000	48,375
Terex Corp. 8.00%, 11/15/17,
Callable 11/15/12 @ 104.00	25,000	24,438
		122,938
Media - Broadcast – 1.6%
Barrington Broadcasting Group LLC
10.50%, 8/15/14, Callable 8/15/10 @ 105.25	50,000	42,250
Bonten Media Acquisition 9.00%,
6/1/15, Callable 6/1/11@ 104.50 (a)	75,000	57,000
Local TV Finance LLC 9.25%,
6/15/15, Callable 6/15/11 @ 104.63 (a)	50,000	38,000

Newport Television LLC 13.00%,
3/15/17, Callable 3/15/12 @ 106.50 (a)	50,000	42,750
Radio One, Inc. 6.38%, 2/15/13,
Callable 2/15/09 @ 103.19	50,000	36,500
		216,500
Media - Cable – 3.2%
Atlantic Broadband Finance LLC
9.38%, 1/15/14, Callable 1/15/09 @104.69	50,000	44,312
Cablevision Systems Corp., Series B,
8.00%, 4/15/12	25,000	23,938
Charter Communications Operating
LLC 10.88%, 9/15/14, Callable
3/15/12 @ 105.44 (a)	50,000	52,000
DIRECTV Holdings LLC 7.63%,
5/15/16, Callable 5/15/12 @ 103.81 (a)	50,000	49,625
Mediacom LLC 7.88%, 2/15/11,
Callable 10/10/08 @ 100.00	100,000	93,000
Videotron Ltd. 9.13%, 4/15/18,
Callable 4/15/13 @ 104.56 (a)	50,000	52,125
Virgin Media Finance PLC 9.13%,
8/15/16, Callable 8/15/11 @ 104.56	125,000	115,625
		430,625
Media - Diversified – 0.8%
Block Communications, Inc. 8.25%,
12/15/15, Callable 12/15/10 @ 104.13 (a)	50,000	46,625
Canwest Mediaworks LP 9.25%,
8/1/15, Callable 8/1/11 @ 104.63 (a)	50,000	38,750
Quebecor Media, Inc. 7.75%,
3/15/16, Callable 3/15/11 @ 103.88	25,000	23,063
		108,438
Media - Services – 1.0%
Baker & Taylor, Inc. 11.50%, 7/1/13,
Callable 7/1/10 @ 105.75 (a)	100,000	85,000
Lamar Media Corp. 6.63%, 8/15/15,
Callable 8/15/10 @ 103.31	50,000	45,000
		130,000
Metals/Mining Excluding Steel – 1.8%
Freeport-McMoran Copper & Gold,
Inc. 8.25%, 4/1/15, Callable 4/1/11 @ 104.13	50,000	52,125
International Coal Group, Inc.
10.25%, 7/15/14, Callable 7/15/10 @ 105.13	50,000	50,875
Massey Energy Co. 6.88%, 12/15/13,
Callable 12/15/09 @ 103.44	100,000	97,875
Noranda Aluminium Acquisition
6.83%, 5/15/15, Callable 10/10/08 @ 102.00 (b)	50,000	43,250
		244,125
Non-Food & Drug Retailers – 2.9%
ACE Hardware Corp. 9.13%, 6/1/16,
Callable 6/1/12 @ 104.56 (a)	25,000	22,750
AutoNation, Inc. 7.00%, 4/15/14,
Callable 4/15/09 @ 105.25	50,000	43,062
Claire's Stores, Inc. 9.63%, 6/1/15,
Callable 6/1/11 @ 104.81	50,000	16,250
Hanesbrands, Inc. 6.51%, 12/15/14,
Callable 12/15/08 @ 102.00 (b)	50,000	44,500
Libbey Glass, Inc. 9.93%, 6/1/11,
Callable 10/10/08 @ 107.50 (b)	25,000	25,125
Penske Automotive Group, Inc.
7.75%, 12/15/16, Callable 12/15/11 @ 103.88	50,000	41,250
Pep Boys 7.50%, 12/15/14, Callable
12/15/09 @ 103.75	50,000	41,500
Susser Holdings LLC 10.63%,
12/15/13, Callable 12/15/09 @ 105.31	122,000	120,170
Yankee Acquisition Corp. 9.75%,
2/15/17, Callable 2/15/12 @ 104.88	50,000	28,750
		383,357
Oil Field Equipment & Services – 0.9%
Bristow Group, Inc. 7.50%, 9/15/17,
Callable 9/15/12 @ 103.75	50,000	49,250
CIE Gener de Geophysique 7.50%,
5/15/15, Callable 5/15/10 @ 103.75	50,000	49,500
National Oilwell Varco, Inc., Series
B, 6.13%, 8/15/15, Callable
8/15/10 @ 103.06	25,000	24,806
		123,556
Oil Refining & Marketing – 1.0%
Petroplus Finance Ltd. 7.00%, 5/1/17,
Callable 5/1/12 @ 103.50 (a)	50,000	43,250
Tesoro Corp.:
6.63%, 11/1/15, Callable 11/1/10 @ 103.31	50,000	44,000
6.50%, 6/1/17, Callable 6/1/12 @ 103.25	50,000	42,500
		129,750
Packaging – 2.5%
Exopack Holding Corp. 11.25%,
2/1/14, Callable 2/1/10 @ 105.62	50,000	44,500
Intertape Polymer U.S., Inc. 8.50%,
8/1/14, Callable 8/1/09 @ 104.25	75,000	66,750
Owens-Brockway Glass Containers
6.75%, 12/1/14, Callable 12/1/09 @ 103.38	50,000	49,125
Solo Cup Co. 8.50%, 2/15/14,
Callable 2/15/09 @ 104.25	200,000	171,000
		331,375
Printing & Publishing – 2.5%
Cenveo Corp. 10.50%, 8/15/16,
Callable 8/15/12 @ 105.25 (a)	50,000	49,250
Idearc, Inc. 8.00%, 11/15/16, Callable
11/15/11 @ 104.00	50,000	22,750
Morris Publishing 7.00%, 8/1/13,
Callable 10/10/08 @ 103.50	100,000	52,000
R.H. Donnelley Corp. 6.88%,
1/15/13, Callable 1/15/09 @ 103.44	2,000	990
R.H. Donnelley, Inc. 11.75%,
5/15/15, Callable 5/15/12 @ 105.88	127,000	93,980
Sheridan Group, Inc. 10.25%,
8/15/11, Callable 10/10/08 @ 102.56	100,000	92,000
Valassis Communications, Inc.
8.25%, 3/1/15, Callable 3/1/11 @ 104.13	25,000	21,000
		331,970
Restaurants – 2.0%
Buffets, Inc. 12.50%, 11/1/14,
Callable 11/1/10 @ 106.25 (c)	50,000	750
Dave & Buster's, Inc. 11.25%,
3/15/14, Callable 3/15/10 @ 105.62	50,000	50,062
Landry's Restaurants, Inc. 9.45%,
12/15/14, Callable 2/28/09 @101.00	100,000	96,750

NPC International, Inc. 9.50%,
5/1/14, Callable 5/1/10 @ 104.75	50,000	42,500
Rare Restaurant Group LLC 9.25%,
5/15/14, Callable 5/15/11 @ 104.63 (a)	50,000	41,500
Sbarro, Inc. 10.38%, 2/1/15, Callable
2/1/10 @ 107.78	50,000	41,000
		272,562
Software/Services – 0.6%
CompuCom Systems, Inc. 12.50%,
10/1/15, Callable 10/1/11 @ 106.25	50,000	45,750
Unisys Corp. 12.50%, 1/15/16,
Callable 1/15/12 @ 106.25	35,000	34,388
		80,138
Steel Producers/Products – 1.5%
AK Steel Corp. 7.75%, 6/15/12,
Callable 9/15/08 @ 102.58	100,000	102,500
Ryerson, Inc. 12.00%, 11/1/15,
Callable 11/1/11 @ 106.00 (a)	50,000	48,750
Tube City IMS Corp. 9.75%, 2/1/15,
Callable 2/1/11 @ 104.88	50,000	46,500
		197,750
Support - Services – 5.3%
Aramark Services, Inc. 8.50%,
2/1/15, Callable 2/1/11 @104.25	75,000	74,719
Avis Budget Car Rental, Inc. 7.63%,
5/15/14, Callable 5/15/10 @ 103.81	100,000	71,000
Education Management LLC – 0.4%
10.25%, 6/1/16, Callable 6/1/11 @ 105.13	25,000	21,688
8.75%, 6/1/14, Callable 6/1/10 @ 104.38	25,000	22,500
H&E Equipment Services, Inc.
8.38%, 7/15/16, Callable 7/15/11 @ 104.19	75,000	64,500
Hertz Corp. 8.88%, 1/1/14, Callable
1/1/10 @104.44	100,000	91,750
Iron Mountain, Inc. 8.63%, 4/1/13,
Callable 10/10/08 @ 101.44	100,000	100,375
KAR Holdings, Inc. 8.75%, 5/1/14,
Callable 5/1/10 @ 104.38	50,000	43,125
Medimedia USA, Inc. 11.38%,
11/15/14, Callable 11/15/09 @ 105.69 (a)	50,000	50,000
Pegasus Solutions, Inc. 10.50%,
4/15/15, Callable 4/15/11 @ 105.25 (a)	50,000	37,500
RSC Equipment Rental, Inc. 9.50%,
12/1/14, Callable 12/1/10 @ 104.75	50,000	41,000
Sotheby's 7.75%, 6/15/15 (a)	50,000	48,500
United Rentals, Inc. 6.50%, 2/15/12,
Callable 9/15/08 @ 103.25	25,000	22,562
West Corp. 11.00%, 10/15/16,
Callable 10/15/11 @ 105.50	25,000	19,875
		709,094
Telecom - Integrated/Services – 3.5%
Broadview Networks Holdings, Inc.
11.38%, 9/1/12, Callable 9/1/09 @ 105.69	25,000	22,250
Cincinnati Bell, Inc. 8.38%, 1/15/14,
Callable 1/15/09 @ 104.19	85,000	80,962
Citizens Communications Co. 7.13%, 3/15/19	50,000	44,000
Fairpoint Communications, Inc.
13.13%, 4/1/18, Callable 4/1/13 @ 106.56 (a)	25,000	24,875
Level 3 Financing, Inc. 9.25%,
11/1/14, Callable 11/1/10 @ 104.63	50,000	45,500
Nordic Telephone Co., Holdings
8.88%, 5/1/16, Callable 5/1/11 @ 104.44 (a)	50,000	48,250
PAETEC Holding Corp. 9.50%,
7/15/15, Callable 7/15/11 @ 104.75	50,000	45,562
Qwest Corp. 7.63%, 6/15/15	150,000	136,875
Windstream Corp. 8.63%, 8/1/16,
Callable 8/1/11 @ 104.31	25,000	25,313
		473,587
Telecom - Wireless – 4.0%
Centennial Communications Corp.
10.00%, 1/1/13, Callable 1/1/09 @ 107.50	100,000	104,000
Cricket Communications 9.38%,
11/1/14, Callable 11/1/10 @ 104.69	50,000	49,000
iPCS, Inc. 6.12%, 5/1/14, Callable
10/10/08 @ 102.00 (b)	100,000	84,000
MetroPCS Wireless, Inc. 9.25%,
11/1/14, Callable 11/1/10 @ 104.63	100,000	97,000
Sprint Capital Corp. 8.38%, 3/15/12	100,000	98,250
Wind Acquisition Financial SA
10.75%, 12/1/15, Callable 12/1/10 @ 105.38	100,000	103,500
		535,750
Theaters & Entertainment – 0.8%
AMC Entertainment, Inc. 11.00%,
2/1/16, Callable 2/1/11@ 105.50	100,000	101,250
Tobacco – 0.2%
Alliance One International, Inc.
8.50%, 5/15/12	25,000	23,438
Transportation Excluding Air/Rail – 0.4%
Navios Maritime Holdings, Inc.
9.50%, 12/15/14, Callable 12/15/10 @ 104.75	30,000	29,325
Swift Transportation Co., Inc.
10.43%, 5/15/15, Callable 5/15/09 @ 102.00 (a)(b)	50,000	18,000
		47,325

TOTAL CORPORATE OBLIGATIONS
(COST $14,504,226)		12,964,643

Investment Company – 0.8%
Northern Institutional Diversified
Assets Portfolio, Shares Class, 2.01% (d)	113,138	113,138

TOTAL INVESTMENT COMPANY
(COST $113,138)		113,138

TOTAL INVESTMENTS
(COST $14,635,912) — 97.8%		13,080,993

Percentages indicated are based on net assets of $13,367,394.

*	Represents non-income producing security.

(a)	Security exempt from registration under Rule 144a of the
Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment
Adviser based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31,
2008. The maturity dates presented reflect the final maturity dates.
However, some of these securities may contain put or demand
features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c)	Non-Income Producing; Defaulted Bond.

(d)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

LLC	Limited Liability Co.

LP	Limited Partnership

PLC	Public Limited Co.

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares or
	Principal
	Amount ($)	Value ($)
Certificates of Deposit – 0.7%
Banking – 0.7%
First Tennessee Bank 2.95%,
12/17/09 (a)	100,000	99,535

TOTAL CERTIFICATES OF DEPOSIT
(COST $93,915)		99,535

U.S. Government and Government Agency
Obligations – 53.0%
Federal Home Loan Mortgage Corp. – 12.6%
5.13%, 11/17/17	400,000	414,582
Pool #1B2655, 6.19% , 12/1/34(a)(c)	99,158	100,319
Pool #1J1313, 6.38% , 6/1/36(a)	227,873	232,235
Pool #847557, 6.04% , 7/1/34(a)(c)	100,778	101,925
Pool #G02981, 6.00%, 6/1/37	169,724	170,779
TBA August:
5.00%, 8/15/22	660,000	647,006
5.50%, 8/15/22	150,000	150,234
		1,817,080
Federal National Mortgage Association – 29.9%
Pool #922090, 5.84% , 3/1/37(a)	269,367	273,522
TBA August:
5.00%, 8/1/33	350,000	332,281
6.00%, 8/15/36	975,000	979,266
5.50%, 8/15/37	2,175,000	2,128,103
6.50%, 8/15/37	550,000	564,609
		4,277,781
Government National Mortgage Association – 4.4%
Pool #19389, 5.00%, 8/1/34	300,000	289,688
TBA August:
5.50%, 8/15/36	90,000	89,184
6.00%, 8/15/36	250,000	252,656
		631,528
U.S. Treasury Notes – 6.1%
4.75%, 2/15/10	340,000	352,405
2.63%, 5/31/10	68,000	68,202
4.75%, 1/31/12	35,000	37,070
2.88%, 1/31/13	382,000	377,404
3.88%, 5/15/18	45,000	44,613
		879,694

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $7,635,635)		7,606,083

Corporate Obligations – 35.2%
Banking – 0.7%
American Express Centurion Bank
5.95%, 6/12/17	100,000	94,321
Building & Construction Products – 1.3%
Martin Marietta Materials, Inc.
2.95%, 4/30/10 (a)(c)	100,000	97,228
Masco Corp. 3.09%, 3/12/10 (a)(c)	100,000	92,268
		189,496
Chemicals – 0.1%
Chemtura Corp. 6.88%, 6/1/16	25,000	21,125
Electric – 6.6%
Duke Energy Corp. 5.65%, 6/15/13	75,000	75,554
Florida Power Corp. 5.65%, 6/15/18	75,000	75,779
MidAmerican Energy Co. 5.95%,
7/15/17	450,000	456,804
Puget Sound Energy, Inc. 6.97%,
6/1/67, Callable 6/1/17 @ 100	100,000	86,875
Progress Energy, Inc. 3.08%,
11/14/08, Callable 8/14/08 @ 100 (a)(c)	250,000	249,946
		944,958
Finance – 7.4%
Bear Stearns Co., Inc.:
4.50%, 10/28/10	75,000	74,052
Series B, 6.95%, 8/10/12, MTN	150,000	154,621
Countrywide Home Loans, Series L,
4.00%, 3/22/11, MTN	150,000	139,502
Ford Motor Credit Co., LLC:
9.75%, 9/15/10	300,000	259,015
7.25%, 10/25/11	25,000	18,899
Lehman Brothers Holdings, Series I,
6.88%, 5/2/18, MTN	75,000	70,409
Morgan Stanley, Series F, 6.00%,
4/28/15, MTN	75,000	70,431
Pacific Life Global Funding 5.15%,
4/15/13 (b)	125,000	124,018
XTRA Finance Corp. 5.15%, 4/1/17	150,000	147,966
		1,058,913
Forestry/Paper – 0.2%
Georgia-Pacific Corp. 7.70%, 6/15/15	25,000	23,250
Gaming – 0.1%
MGM MIRAGE, Inc. 6.75%, 4/1/13	25,000	20,875
Health Services – 0.1%
Community Health Systems, Inc.
8.88%, 7/15/15, Callable 7/15/11
@ 104.44	25,000	25,187
Hospitals – 0.6%
HCA, Inc. 5.75%, 3/15/14	100,000	83,250
Insurance – 1.4%
New York Life Global Funding
4.65%, 5/9/13 (b)	200,000	198,224
Media – 3.0%
Vivendi 5.75%, 4/4/13 (b)	50,000	48,853
Time Warner Entertainment 8.88%,
10/1/12	350,000	380,817
		429,670
Media - Cable – 0.2%
Cablevision Systems Corp., Series B,
8.00%, 4/15/12	25,000	23,938
Medical – 1.2%
Glaxosmithkline Capital, Inc. 4.85%,
5/15/13	25,000	24,998
AstraZeneca PLC 5.90%, 9/15/17	150,000	154,234
		179,232
Office Equipment & Services – 0.7%
Xerox Corp. 3.56%, 12/18/09 (a)	100,000	99,412
Oil & Gas – 0.2%
Pioneer Natural Resources Co.
5.88%, 7/15/16	25,000	22,419
Pipelines – 0.8%
Transcontinental Gas Pipeline Corp.
6.05%, 6/15/18 (b)	100,000	98,125
Dynegy Holdings, Inc. 7.75%, 6/1/19	25,000	23,000
		121,125
Retail – 0.2%
Kroger Co. (The) 5.00%, 4/15/13	25,000	24,567
Support - Services – 0.3%
Iron Mountain, Inc. 8.00%, 6/15/20,
Callable 6/15/13 @ 104	25,000	24,313

Aramark Services, Inc. 8.50%,
2/1/15, Callable 2/1/11 @104.25	25,000	24,906
		49,219
Telecom - Integrated/Services – 0.2%
Qwest Corp. 7.63%, 6/15/15	25,000	22,813
Telecommunications – 2.7%
Verizon Pennsylvania, Inc. 5.65%,
11/15/11	275,000	276,417
Sprint Nextel Corp. 6.00%, 12/1/16	135,000	113,737
		390,154
Transportation – 7.2%
Norfolk Southern Corp. 5.75%,
4/1/18	50,000	48,851
Union Pacific Corp. 5.75%, 11/15/17	150,000	145,686
Union Pacific Railroad 5.08%, 1/2/29	293,571	272,143
Continental Airlines, Inc. 5.98%,
4/19/22	100,000	80,500
American Airlines, Inc.:
Series 2001-2, Class A1, 6.98%,
4/1/11	77,281	73,031
Series 2001-2, Class A2, 7.86%,
10/1/11	200,000	184,000
Burlington Northern Santa Fe
Railway Co. 4.83%, 1/15/23	230,919	229,963
		1,034,174

TOTAL CORPORATE OBLIGATIONS
(COST $5,203,733)		5,056,322

Asset Backed Securities – 20.0%
Asset Backed Funding Certificates,
Series 2003-AHL1, Class A1,
3.68%, 3/25/33	210,318	170,274
Cairn Mezzanine plc, Series 2007-
3A, Class B1, 3.59%, 8/13/47 (b)(e)	145,000	0
Capital Auto Receivables Asset Trust:
Series 2006-SN1A, Class A3,
5.31%, 10/20/09(b)(c)	144,719	144,921
Series 2005-1, Class A5, 2.56% ,
1/15/10(a)(c)	128,574	128,567
Series 2007-SN1, Class A3B,
2.52% , 7/15/10(a)(c)	110,000	109,594
Series 2007-SN1, Class A3A,
5.47%, 7/15/10(c)	100,000	101,406
Carmax Auto Owner Trust, Series
2008-2, Class A2B, 3.43%, 9/15/11 (a)(c)	190,000	190,004
Countrywide Asset-Backed Certificates:
Series 2006-S2, Class A5, 5.75% ,
7/25/27(a)	134,000	62,021
Series 2006-S4, Class A3, 5.80%,
7/25/34	210,000	96,821
Daimler Chrysler Auto Trust, Series
2005-A, Class A4, 3.74%, 2/8/10	43,452	43,458
GE Business Loan Trust, Series
2006-2A, Class A, 2.64%, 11/15/34
(a)(b) (c)	238,889	212,490
GMAC Mortgage Corp., Loan Trust,
Series 2006-HE3, Class A3, 5.81%,
10/25/36	170,000	87,627
Hyundai Auto Receivables Trust,
Series 2008-A, Class A2, 4.16%,
5/16/11 (c)	140,000	140,884
IOWA Student Loan Liquidity Corp.,
Series 2005-1, Class A1, 2.83%,
6/25/14 (a)(c)	75,012	74,899
MBNA Credit Card Master Note
Trust, Series 2005-A7, Class A7,
4.30%, 2/15/11 (c)	120,000	120,215
National Collegiate Student Loan
Trust, Series 2006-3, Class A1,
2.49%, 9/25/19 (a)(c)	137,518	133,685
Nissan Auto Receivables Owner
Trust, Series 2006-B, Class A3,
5.16%, 2/15/10 (c)	96,295	96,877
Preferred Term Securities XXII Ltd.
3.12%, 9/22/36, Callable 6/22/11
@ 100 (a)(b)(c)	197,058	168,288
Residential Funding Mortgage
Securities, Series 2006-HSA1,
Class A5, 5.31%, 2/25/36	65,000	30,872
SLM Student Loan Trust:
Series 2006-7, Class A2, 2.79% ,
10/25/16(a)(c)	195,922	195,463
Series 2006-9, Class A2, 2.80%,
4/25/17(a)(c)	37,491	37,341
Series 2006-B, Class A1, 2.79% ,
9/15/20(a)(c)	155,477	152,188
Series 2005-4, Class A2, 2.88% ,
4/26/21(a)(c)	60,000	59,204
Series 2005-9, Class A4, 2.90% ,
1/25/23(a)(c)	190,000	188,023
South Carolina Student Loan Corp.,
Series 2008-1, Class A1, 3.21%,
9/2/14 (a)(c)	132,000	132,000

TOTAL ASSET BACKED SECURITIES
(COST $3,295,682)		2,877,122

Collateralized Mortgage Obligations – 5.6%
Banc of America Mortgage
Securities, Series 2005-D, Class
2A4, 4.79%, 5/25/35 (a)	191,501	186,887
Deutsche Mortgage Securities, Inc.,
Series 2006-WF1, Class 1A1,
5.09%, 6/26/35 (a)(b)	136,626	135,859
Freddie Mac:
Series 2988, Class AF, 2.76% ,
6/15/35(a)(c)	151,417	145,311
Series 3212, Class BK, 5.40%,
9/15/36	150,000	141,600
Residential Asset Securitization
Trust, Series 2003-A15, Class 1A2,
2.91%, 2/25/34 (a)(c)	222,416	198,357

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $844,624)		808,014

Commercial Mortgage Backed Securities – 8.6%
Citigroup/Deutsche Bank
Commercial Mortgage Trust, Series
2007-CD4, Class A2B, 5.21%,
12/11/49	200,000	193,618
Commercial Mortgage Pass - Through Certificate:
Series 2006-FL12, Class A2,
2.56% , 12/15/20(a)(b)(c)	247,542	234,376
Series 2005-LP5, Class AJ,
5.05%, 5/10/43	200,000	172,672
Greenwich Capital Commercial
Funding Corp, Series 2006-GG7,
Class A2, 5.91%, 7/10/38 (a)	90,000	90,366
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class A4, 5.91%, 7/10/38 (a)	140,000	135,581

LB-UBS Commercial Mortgage
Trust, Series 2006-C6, Class A2,
5.35%, 9/15/39	70,000	68,919
Morgan Stanley Capital I, Series
2007-IQ14, Class A2, 5.61%,
4/15/49	220,000	214,554
Washington Mutual Commercial
Mortgage Securities Trust, Series
2006-SL1, Class A, 5.30%,
11/23/43 (a)(b)	145,265	124,248

TOTAL COMMERCIAL MORTGAGE
BACKED SECURITIES
(COST $1,303,820)		1,234,334

Foreign Bonds – 0.8%
United Kingdom – 0.8%
Barclays Bank plc 5.93%, 12/31/49 (b)	150,000	118,564

TOTAL FOREIGN BONDS
(COST $151,090)		118,564

Municipal Bonds – 1.1%
Arizona Educational Loan Marketing
Corp. Educational Loan Revenue
2.97%, 1/25/10 (a)(c)	157,141	156,952

TOTAL MUNICIPAL BONDS
(COST $157,000)		156,952

Investment Company – 12.0%
Northern Institutional Diversified
Assets Portfolio, Shares Class,
2.01% (c)(d)	1,724,314	1,724,314

TOTAL INVESTMENT COMPANY
(COST $1,724,314)		1,724,314

TOTAL INVESTMENTS
(COST $20,409,813) — 137.0%		19,681,240

Percentages indicated are based on net assets of $14,367,029.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	Security held as collateral for to be announced securities and futures contracts.

(d)	The rates presented represent the one day yield that was in effect on July 31, 2008.

(e)	Non-income producing, Defaulted Bond.

LLC	Limited Liability Co.

MTN	Medium Term Note

PLC	Public Limited Co.

TBA	Security was traded on a "to be announced" basis. Represents 35.80% of net assets.

See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH PORTFOLIO
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares	Value($)
Common Stocks – 98.8%
Aerospace & Defense – 2.7%
Precision Castparts Corp.	10,100	943,643
Rockwell Collins, Inc.	23,200	1,152,808
		2,096,451
Agriculture – 1.4%
Monsanto Co.	9,300	1,107,723
Biotechnology – 5.8%
Genzyme Corp. (a)	23,800	1,824,270
Gilead Sciences, Inc. (a)	31,400	1,694,972
Illumina, Inc. (a)	10,900	1,016,316
		4,535,558
Brokerage – 1.0%
Goldman Sachs Group, Inc.	4,200	772,968
Business Services – 1.1%
Ecolab, Inc.	19,700	880,590
Credit Card – 2.2%
MaterCard, Inc., Class A	4,400	1,074,260
Visa, Inc., Class A (a)	8,900	650,234
		1,724,494
Distribution / Wholesale – 1.4%
Fastenal Co.	24,600	1,201,956
Engineering & Construction – 1.2%
Fluor Corp.	11,600	943,660
Exchanges – 1.6%
IntercontinentalExchange, Inc. (a)	12,400	1,237,520
Farm Machinery and Equipment – 1.4%
Deere & Co.	15,600	1,094,496
Hardware / Peripherals – 5.1%
Apple, Inc. (a)	12,900	2,050,455
Hewlett-Packard Co.	43,400	1,944,320
		3,994,775
Household Products – 2.3%
Avon Products, Inc.	22,100	937,040
The Procter & Gamble Co.	12,900	844,692
		1,781,732
Industrial Conglomerates – 7.0%
Danaher Corp.	28,600	2,277,990
SPX Corp.	8,100	1,026,918
United Technologies Corp.	34,200	2,188,116
		5,493,024
Internet – 1.8%
Google, Inc., Class A (a)	3,000	1,421,250
Investment Management – 2.9%
T. Rowe Price Group, Inc.	15,700	939,645
The Charles Schwab Corp.	57,300	1,311,597
		2,251,242
Medical Products – 10.9%
Alcon, Inc. ADR	6,000	1,034,580
Allergan, Inc.	16,500	856,845
Charles River Laboratories
International, Inc. (a)	13,700	910,502
Medco Health Solutions, Inc. (a)	64,400	3,192,952
Mindray Medical International Ltd.
ADR	31,000	1,238,450
St. Jude Medical, Inc. (a)	28,200	1,313,556
		8,546,885
Medical Services & Distributers – 2.4%
Thermo Fisher Scientific, Inc. (a)	30,600	1,851,912
Metals & Mining – 0.5%
Peabody Energy Corp.	5,600	378,840
Oil & Gas – 12.2%
FMC Technologies, Inc. (a)	20,400	1,260,312
SandRidge Energy, Inc. (a)	16,100	787,129
Schlumberger Ltd.	24,700	2,509,520
Smith International, Inc.	14,100	1,048,758
Suncor Energy, Inc. ADR	14,000	763,000
Transocean, Inc. (a)	8,900	1,210,667
Weatherford International Ltd. (a)	53,000	1,999,690
		9,579,076
Pharmaceuticals – 1.6%
Teva Pharmaceutical Industries Ltd.
ADR	27,900	1,251,036
Retail – 3.5%
Amazon.com, Inc. (a)	10,500	801,570
Costco Wholesale Corp.	12,200	764,696
Wal-Mart Stores, Inc.	19,700	1,154,814
		2,721,080
Retail Pharmacy – 2.0%
CVS Caremark Corp.	42,800	1,562,200
Semiconductors – 0.8%
MEMC Electronic Materials, Inc. (a)	13,100	605,351
Software / Services – 9.8%
Autodesk, Inc. (a)	20,900	666,501
Cognizant Technology Solutions
Corp. (a)	50,500	1,417,535
Dolby Laboratories, Inc., Class A (a)	16,400	667,316
Infosys Technologies Ltd.	33,800	1,331,382
Microsoft Corp.	75,700	1,947,004
Oracle Corp. (a)	37,100	798,763
SAP AG ADR	14,300	826,683
		7,655,184
Solar – 0.7%
SunPower Corp., Class A (a)	7,000	551,390
Storage – 1.0%
EMC Corp. (a)	51,900	779,019
Telecommunications – 7.1%
Cisco Systems, Inc. (a)	72,100	1,585,479
Corning, Inc.	38,000	760,380
QUALCOMM, Inc.	58,400	3,231,856
		5,577,715
Telecomm-Cellular – 1.4%
Equinix, Inc. (a)	13,100	1,065,816
Transportation – 0.9%
C.H. Robinson Worldwide, Inc.	14,100	679,620
Travel & Leisure – 1.3%
Priceline.com, Inc. (a)	8,900	1,023,055
Utilities – 1.0%
FirstEnergy Corp.	10,900	801,695
Wireless – 2.8%
Research In Motion Ltd. (a)	17,700	2,173,914

TOTAL COMMON STOCKS
(COST $77,441,788)		77,341,227

Investment Company – 3.6%
Northern Institutional Diversified
Assets Portfolio, Shares Class,
2.01% (b)	2,817,210	2,817,210

TOTAL INVESTMENT COMPANY
(COST $2,817,210)		2,817,210

TOTAL INVESTMENTS
(COST $80,258,998) — 102.4%		80,158,437

Percentages indicated are based on net assets of $78,290,517.

(a)	Represents non-income producing security.

(b)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares	Value($)
Common Stocks – 98.1%
Australia – 1.8%
BHP Billiton Ltd.	53,600	1,999,698
Caltex Australia Ltd.	66,600	741,019
National Australia Bank Ltd.	59,965	1,376,255
OZ Minerals Ltd.	316,752	588,856
Qantas Airways Ltd.	393,600	1,222,449
		5,928,277
Austria – 1.0%
Voestalpine AG	51,400	3,374,488
Belgium – 1.6%
Fortis	176,832	2,483,480
Solvay SA, Class A	24,600	2,940,343
		5,423,823
Brazil – 0.3%
Banco Do Brasil SA	60,000	969,472
Canada – 5.3%
Barrick Gold Corp.	37,500	1,588,356
Canadian Imperial Bank of
Commerce	21,000	1,271,447
Fairfax Financial Holdings Ltd.	5,200	1,332,382
Gerdau Ameristeel Corp.	161,000	2,546,244
HudBay Minerals, Inc. (a)	28,700	277,272
Industrial Alliance Insurance and
Financial Services, Inc.	26,100	875,014
Inmet Mining Corp.	11,300	716,723
Petro-Canada	68,200	3,148,512
Royal Bank of Canada	45,400	2,095,487
Teck Cominco Ltd., B Shares	64,600	2,967,801
WestJet Airlines Ltd. (a)	59,300	857,901
		17,677,139
China – 0.6%
China Petroleum & Chemical Corp.	1,920,000	2,005,110
Finland – 1.7%
Nokia Oyj	129,400	3,531,297
Stora Enso Oyj, R Shares	236,600	2,136,318
		5,667,615
France – 13.0%
Air France-KLM	28,700	713,098
BNP Paribas SA	64,580	6,365,821
Compagnie Generale des
Establissements Michelin, B Shares	39,700	2,617,133
Credit Agricole SA	240,012	5,110,032
France Telecom SA	107,200	3,389,237
Lagardere S.C.A.	46,400	2,542,904
Renault SA	51,500	4,274,687
Sanofi-Aventis	68,900	4,835,874
Societe Generale	44,231	4,092,696
Total SA	109,700	8,398,801
Vallourec SA	4,500	1,339,783
		43,680,066
Germany – 13.7%
Allianz SE	39,800	6,769,717
BASF AG	127,200	8,102,124
Deutsche Bank AG	64,400	5,940,160
Deutsche Lufthansa AG	162,600	3,742,664
Deutsche Telekom AG	220,300	3,813,165
E.ON AG	38,500	7,354,821
Infineon Technologies AG (a)	304,300	2,284,356
Muenchener Rueckversicherungs-
Gesellschaft AG	27,700	4,598,465
RWE AG	31,860	3,807,543
		46,413,015
Hong Kong – 0.4%
China Netcom Group Corp., Ltd.	462,000	1,401,548
India – 0.3%
State Bank of India GDR	17,600	1,154,560
Italy – 2.8%
ENI SpA	189,900	6,407,488
Fondiaria-SAI SpA	57,900	1,912,921
Telecom Italia SpA	536,000	961,932
		9,282,341
Japan – 19.8%
Alps Electric Co., Ltd.	55,000	565,644
Canon, Inc.	32,250	1,474,199
FUJITSU Ltd.	573,000	4,144,738
Hitachi Ltd.	170,000	1,225,642
Honda Motor Co., Ltd.	99,000	3,160,846
JFE Holdings, Inc.	101,600	4,938,766
Mitsubishi Chemical Holdings Corp.	303,000	1,807,933
Mitsubishi Corp.	129,000	3,759,573
Mitsui & Co., Ltd.	86,000	1,764,640
Mitsui Chemicals, Inc.	417,000	2,008,011
Mitsui O.S.K. Lines Ltd.	327,000	4,235,320
NAMCO BANDAI Holdings, Inc.	123,800	1,495,022
Nippon Mining Holdings, Inc.	360,000	2,169,217
Nippon Steel Corp.	329,000	1,873,037
Nippon Telegraph & Telephone
Corp.	881	4,476,631
Nippon Yusen Kabushiki Kaisha	152,000	1,299,016
Nissan Motor Co., Ltd.	534,700	4,116,840
ORIX Corp.	21,300	3,225,253
Sharp Corp.	261,000	3,626,268
Sony Corp.	12,510	473,133
Sumitomo Mitsui Financial Group, Inc.	570	4,423,078
The Tokyo Electric Power Co., Inc.	165,200	4,550,317
Toshiba Corp.	543,000	3,525,986
Toyota Motor Corp.	56,700	2,444,536
		66,783,646
Luxembourg – 1.7%
ArcelorMittal	64,352	5,691,461
Netherlands – 3.1%
ING Groep NV	161,968	5,281,154
Koninklijke Ahold NV	266,720	3,034,429
Koninklijke DSM NV	34,900	2,117,420
		10,433,003
Norway – 2.0%
Norsk Hydro ASA	149,350	1,867,880
StatoilHydro ASA	153,100	4,961,492
		6,829,372
Russian Federation – 0.9%
JSC MMC Norilsk Nickel ADR	68,750	1,490,885
LUKOIL ADR	16,550	1,374,532
		2,865,417
Singapore – 0.5%
Flextronics International Ltd. (a)	104,800	935,864
Neptune Orient Lines Ltd.	427,000	875,797
		1,811,661
South Africa – 0.5%
Sanlam Ltd.	554,040	1,322,007

Standard Bank Group Ltd.	31,023	381,399
		1,703,406
South Korea – 1.7%
Honam Petrochemical Corp.	8,100	600,596
Hynix Semiconductor, Inc. (a)	24,700	524,160
Hyundai Motor Co., Ltd.	9,500	665,084
Hyundai Motors Co., Ltd., Second
Preferred	15,950	443,027
Industrial Bank of Korea GDR	88,300	1,412,800
Kookmin Bank ADR	14,600	837,164
Samsung Electronics Co., Ltd.,
Preferred	2,900	1,066,393
		5,549,224
Spain – 1.2%
Repsol YPF SA	118,600	3,973,085
Sweden – 1.7%
Electrolux AB, B Shares	6,500	78,368
Nordea Bank AB	73,600	1,043,452
Svenska Cellusoa AB (SCA), B
Shares	189,700	2,147,983
Tele2 AB, B Shares	73,400	1,282,407
Volvo AB, B Shares	86,500	1,040,805
		5,593,015
Switzerland – 2.8%
Credit Suisse Group	81,100	4,050,914
Novartis AG	90,330	5,363,525
		9,414,439
Taiwan – 1.3%
Asustek Computer, Inc.	430,000	1,119,248
China Steel Corp. GDR	40,044	1,143,256
Compal Electronics, Inc.	579,000	551,240
Taiwan Semiconductor
Manufacturing Co., Ltd.	510,960	923,128
United Microelectronics Corp.	1,094,551	506,367
		4,243,239
Thailand – 0.3%
PTT Public Co., Ltd.	121,400	900,190
United Kingdom – 18.1%
Associated British Foods plc	199,300	2,817,687
Aviva plc	352,191	3,494,514
Barclays plc	591,100	4,013,257
BP plc	125,000	1,282,758
British Energy Group plc	277,000	3,974,421
GlaxoSmithKline plc	259,600	6,050,491
HBOS plc	1,002,101	5,717,787
Home Retail Group plc	358,100	1,531,246
ITV plc	879,270	737,400
Kazakhmys plc	84,600	2,489,948
Royal & Sun Alliance Insurance
Group plc	776,127	2,014,762
Royal Bank of Scotland Group plc	1,039,124	4,310,796
Royal Dutch Shell plc, A Shares	277,887	9,853,544
Royal Dutch Shell plc, B Shares	45,973	1,614,196
Taylor Wimpey plc	468,220	362,053
Vodafone Group plc	2,624,658	7,030,049
Xstrata plc	51,700	3,707,720
		61,002,629

TOTAL COMMON STOCKS
(COST $334,420,931)		329,771,241

Investment Company – 1.0%
Northern Institutional Diversified
Assets Portfolio, Shares Class,
2.01% (b)	3,244,465	3,244,465

TOTAL INVESTMENT COMPANY
(COST $3,244,465)		3,244,465

TOTAL INVESTMENTS
(COST $337,665,396) — 99.1%		333,015,706

Percentages indicated are based on net assets of $336,019,710.

(a)	Represents non-income producing security.

(b)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Co.

SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.

Schedule of Portfolio Investments - July 31, 2008

The Portfolio invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Industry	Percent of Net Assets
Automotive	5.6%
Banking & Financial Services	19.5%
Broadcasting	0.2%
Building & Construction	0.7%
Cash & Cash Equivalents	1.0%
Chemicals	4.6%
Drugs - Medical	4.8%
Electrical	6.9%
Electronic Components & Semiconductors	4.5%
Food & Beverage	1.7%
Import/Export	0.5%
Insurance	6.6%
Manufacturing	4.4%
Metals & Mining	10.6%
Oil & Gas	14.0%
Paper & Related Products	0.6%
Publishing	0.8%
Retail	0.5%
Telecommunications	7.7%
Transportation Services	3.9%
Total Investments	99.1%

At July 31, 2008, the Portfolio's open forward currency contracts were as follows:

		Contract	Contract		Unrealized
	Delivery	Amount	Value		Appreciation/
Currency	Date	(Local Currency)	(U.S. Dollar) ($)	Value ($)	(Depreciation) ($)
SHORT CONTRACTS
Swedish Krona	8/1/2008	2,210,000	364,266	363,375	(891)
South African Rand	8/1/2008	1,030	140	139	(1)

HSBC INVESTOR OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares	Value($)
Common Stocks – 96.9%
Aerospace & Defense – 1.8%
BE Aerospace, Inc. (a)	129,900	3,335,832
Biotechnology – 5.6%
Illumina, Inc. (a)	75,400	7,030,296
Invitrogen Corp. (a)	80,400	3,565,740
		10,596,036
Business Services – 1.8%
Navigant Consulting, Inc. (a)	187,650	3,467,772
Computer Software – 13.9%
ACI Worldwide, Inc. (a)	159,600	3,121,776
BMC Software, Inc. (a)	133,200	4,380,948
Brocade Communications Systems,
Inc. (a)	397,100	2,680,425
Check Point Software Technologies
Ltd. (a)	162,550	3,711,016
Nuance Communications, Inc. (a)	274,750	4,264,120
Red Hat, Inc. (a)	190,200	4,066,476
Satyam Computer Services Ltd. ADR	116,400	2,483,976
VeriFone Holdings, Inc. (a)	137,400	2,055,504
		26,764,241
Consumer Products – 7.1%
Church & Dwight Co., Inc.	75,400	4,137,198
Crown Holdings, Inc. (a)	141,600	3,969,048
Smithfield Foods, Inc. (a)	129,000	2,770,920
Tyson Foods, Inc., Class A	177,600	2,646,240
		13,523,406
Diversified Manufacturing Operations – 5.2%
Actuant Corp., Class A	118,900	3,621,694
AMETEK, Inc.	58,700	2,809,382
The Manitowoc Co., Inc.	129,000	3,400,440
		9,831,516
Education – 2.8%
Corinthian Colleges, Inc. (a)	161,429	2,542,507
DeVry, Inc.	48,800	2,772,328
		5,314,835
Electronic Components & Semiconductors – 1.7%
ANADIGICS, Inc. (a)	294,000	1,755,180
ATMI, Inc. (a)	61,950	1,395,734
		3,150,914
Financial Services – 2.5%
Affiliated Managers Group, Inc. (a)	20,150	1,740,960
Annaly Capital Management, Inc.	75,400	1,136,278
PrivateBancorp, Inc.	64,300	1,900,065
		4,777,303
Health Care – 8.1%
DaVita, Inc. (a)	82,100	4,585,285
DENTSPLY International, Inc.	100,500	4,045,125
Gen-Probe, Inc. (a)	68,700	3,663,084
Pediatrix Medical Group, Inc. (a)	51,900	2,524,935
Volcano Corp. (a)	42,600	646,242
		15,464,671
Hotels & Lodging – 0.8%
LaSalle Hotel Properties	66,200	1,503,402
Industrial Manufacturing – 7.2%
IDEX Corp.	122,300	4,626,609
Mettler-Toledo International, Inc. (a)	30,200	3,246,802
Oshkosh Corp.	101,400	1,829,256
WESCO International, Inc. (a)	104,700	3,941,955
		13,644,622
Media – 1.0%
DreamWorks Animation SKG, Inc. (a)	64,500	1,915,650
Oil & Gas – 15.7%
BJ Services Co.	160,000	4,704,000
Consol Energy, Inc.	37,400	2,782,186
Denbury Resources, Inc. (a)	170,900	4,809,126
Exterran Holdings, Inc. (a)	65,300	3,685,532
Massey Energy Co.	95,450	7,087,162
Range Resources Corp.	59,500	2,889,320
Smith International, Inc.	52,800	3,927,264
		29,884,590
Pharmaceuticals – 12.5%
Alexion Pharmaceuticals, Inc. (a)	70,100	6,571,875
Elan Corp. plc ADR (a)	274,800	5,509,740
OSI Pharmaceuticals, Inc. (a)	130,650	6,876,110
Santarus, Inc. (a)	247,100	590,569
Shire plc ADR	90,500	4,555,770
		24,104,064
Retail – 3.8%
O'Reilly Automotive, Inc. (a)	84,600	2,160,684
PetSmart, Inc.	87,100	1,978,041
Urban Outfitters, Inc. (a)	93,800	3,096,338
		7,235,063
Telecommunications – 2.6%
Comverse Technology, Inc. (a)	135,800	2,034,284
Polycom, Inc. (a)	121,450	2,866,220
		4,900,504
Transportation – 2.0%
Kansas City Southern (a)	69,800	3,839,000
Utilities – 0.8%
Equitable Resources, Inc.	29,300	1,530,925

TOTAL COMMON STOCKS
(COST $174,431,573)		184,784,346

Investment Company – 3.4%
Northern Institutional Government
Select Portfolio, Shares Class,
1.94% (b)	6,404,536	6,404,536

TOTAL INVESTMENT COMPANY
(COST $6,404,536)		6,404,536

TOTAL INVESTMENTS
(COST $180,836,109) — 100.3%		191,188,882

Percentages indicated are based on net assets of $190,601,053.

(a)	Represents non-income producing security.

(b)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

ADR	American Depositary Receipt

PLC	Public Limited Co.

See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE PORTFOLIO
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares	Value($)
Common Stocks – 96.9%
Aerospace & Defense – 4.8%
Lockheed Martin Corp.	14,900	1,554,517
Raytheon Co.	28,300	1,611,119
		3,165,636
Banking – 5.1%
Bank of America Corp.	29,100	957,390
Wachovia Corp.	51,200	884,224
Wells Fargo & Co.	50,700	1,534,689
		3,376,303
Business Services – 3.4%
Pitney Bowes, Inc.	71,600	2,269,004
Computer Software – 8.2%
CA, Inc.	135,600	3,235,416
Microsoft Corp.	85,400	2,196,488
		5,431,904
Conglomerates – 1.4%
Loews Corp.	20,732	923,818
Consumer Products – 3.6%
Kimberly-Clark Corp.	27,500	1,590,325
Kraft Foods, Inc.	25,069	797,695
		2,388,020
Diversified Manufacturing Operations – 3.1%
Illinois Tool Works, Inc.	18,400	862,040
Ingersoll-Rand Co., Class A	32,400	1,166,400
		2,028,440
Financial Services – 4.9%
Citigroup, Inc.	44,707	835,574
Fannie Mae	56,000	644,000
JP Morgan Chase & Co.	43,550	1,769,436
		3,249,010
Insurance – 9.9%
Aetna, Inc.	16,700	684,867
American International Group, Inc.	19,200	500,160
Aon Corp.	32,700	1,497,660
Genworth Financial, Inc., Class A	93,500	1,493,195
The Hartford Financial Services
Group, Inc.	37,300	2,364,447
		6,540,329
Media – 6.9%
CBS Corp., Class B	34,350	561,966
Comcast Corp., Class A	51,650	1,060,891
Liberty Media Corp. Interactive,
Class A (a)	37,087	520,331
Viacom, Inc., Class B (a)	87,000	2,429,910
		4,573,098
Metals & Mining – 9.0%
AngloGold Ashanti Ltd. ADR	70,027	2,308,790
Barrick Gold Corp.	57,600	2,439,360
United States Steel Corp.	7,300	1,170,628
		5,918,778
Oil & Gas – 12.5%
Apache Corp.	24,400	2,736,948
ConocoPhillips	9,571	781,185
Hess Corp.	13,600	1,379,040
Noble Energy, Inc.	32,600	2,408,162
Talisman Energy, Inc.	55,200	984,216
		8,289,551
Paper & Related Products – 0.9%
International Paper Co.	22,300	618,156
Pharmaceuticals – 5.7%
Amgen, Inc. (a)	36,100	2,260,943
Sanofi-Aventis ADR	42,700	1,492,792
		3,753,735
Telecommunications – 7.1%
AT&T, Inc.	51,791	1,595,681
Motorola, Inc.	202,400	1,748,736
Sprint Nextel Corp.	45,600	371,184
Verizon Communications, Inc.	27,800	946,312
		4,661,913
Tobacco – 5.4%
Altria Group, Inc.	30,800	626,780
Lorillard, Inc.	19,927	1,337,301
Philip Morris International, Inc.	30,800	1,590,820
		3,554,901
Transportation – 3.1%
Union Pacific Corp.	24,600	2,028,024
Utilities – 1.9%
NRG Energy, Inc. (a)	33,800	1,226,602

TOTAL COMMON STOCKS
(COST $64,871,330)		63,997,222

Investment Company – 3.0%
Northern Institutional Government
Select Portfolio, Shares Class,
1.94% (b)	1,988,966	1,988,966

TOTAL INVESTMENT COMPANY
(COST $1,988,966)		1,988,966

TOTAL INVESTMENTS
(COST $66,860,296) — 99.9%		65,986,188

Percentages indicated are based on net assets of $66,030,633.

(a)	Represents non-income producing security.

(b)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments (Unaudited)	July 31, 2008

1. Organization:

The HSBC Investor Portfolios (the “Portfolio Trust’’), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a “Portfolio,” collectively the “Portfolios”):

Portfolio	Short Name
HSBC Investor Core Plus Fixed Income Portfolio	Core Plus Fixed Income Portfolio
HSBC Investor High Yield Fixed Income Portfolio	High Yield Fixed Income Portfolio
HSBC Investor Intermediate Duration Fixed Income Portfolio	Intermediate Duration Fixed Income Portfolio
HSBC Investor Growth Portfolio	Growth Portfolio
HSBC Investor International Equity Portfolio	International Equity Portfolio
HSBC Investor Opportunity Portfolio	Opportunity Portfolio
HSBC Investor Value Portfolio	Value Portfolio

The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all of their investable assets in the Portfolios. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

The Portfolios are a diversified series of the Portfolio Trust and are part of the HSBC Investor Family of Funds. Schedules of Portfolio Investments (“Schedules”) for all other funds of the HSBC Investor Family of Funds are published separately.

Under the Portfolio Trust's organizational documents, the Portfolios officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolios enter into contracts with their service providers, which also provide for indemnifications by the Portfolios. The Portfolios maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolios expect that risk of loss to be remote.

           2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios’ Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

Investment Transactions:

Investment transactions are accounted for no later than one business day following trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis.

Foreign Currency Translation:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities.

Forward Foreign Currency Exchange Contracts:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

Futures Contracts:

Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Core Plus Fixed Income Portfolio and the Intermediate Duration Fixed Income Portfolio had the following open futures contracts at July 31, 2008:

			Unrealized
			Appreciation
	Position	Contracts	(Depreciation) ($)
Core Plus Fixed Income Portfolio
U.S. Treasury Two Year Note Futures Contract expiring
September 2008 (Notional value at $9,540,000)	Long	45	46,625
U.S. Treasury Ten Year Note Futures Contract expiring
September 2008 (Notional value at $6,315,547)	Short	75	(30,938)

Intermediate Duration Fixed Income Portfolio
U.S. Treasury Two Year Note Futures Contract expiring
September 2008 (Notional value at $2,120,000)	Long	10	12,500
U.S. Treasury Ten Year Note Futures Contract expiring
September 2008 (Notional value at $1,148,281)	Short	10	(9,141)

Mortgage Dollar Roll Transactions:

The Core Plus Fixed Income Portfolio, the High Yield Fixed Income Portfolio, and the Intermediate Duration Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment adviser based on procedures established by the Board of Trustees. Therefore, not all restricted securities are considered illiquid. At July 31, 2008, the Core Plus Fixed Income Portfolio held restricted securities that were illiquid, representing .03% of net assets, as follows:

	Acquisition	Acquisition	Principal
Security Name	Date	Cost ($)	Amount ($)	Value ($)
Core Plus Fixed Income Portfolio
DLJ Mortgage Acceptance Corp., IO, Series 1997-CF1, Class
S, 1.18%, 5/15/30	5/16/1997	1,474	18,532	-
FHA Weyerhauser, 7.43%, 1/1/24	3/28/2002	24,940	26,392	26,392
GS Mortgage Securities Corp., IO, Series 1997-GL, Class X2,
0.29%, 7/13/30	8/14/1997	1,430	35,896	465

Repurchase Agreements:

The Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Federal Income Tax Information:

As of July 31, 2008, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation on securities and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund Name	Tax Cost($)	Appreciation($)	Depreciation($)	(Depreciation)($)
Core Plus Fixed Income Portfolio	137,940,968	360,927	(5,134,548)	(4,773,621)
High Yield Fixed Income Portfolio	14,636,002	63,182	(1,618,191)	(1,555,009)
Intermediate Duration Fixed Income Portfolio	20,410,296	42,148	(771,204)	(729,056)
Growth Portfolio	80,519,462	4,719,596	(5,080,621)	(361,025)
International Equity Portfolio	338,654,060	44,234,888	(49,873,242)	(5,638,354)
Opportunity Portfolio	181,264,665	26,534,885	(16,610,668)	9,924,217
Value Portfolio	66,737,543	11,638,100	(12,389,455)	(751,355)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Investor Portfolios

By (Signature and Title)*	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 19, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 19, 2008

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date	September 19, 2008

* Print the name and title of each signing officer under his or her signature.